Business combinations (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 13, 2012	Dec. 31, 2012 In Process Research and Development [Member]	Nov. 30, 2013 Licensing Agreements [Member]	Dec. 31, 2012 Licensing Agreements [Member]	Dec. 31, 2012 Warrants One [Member]	Mar. 13, 2012 Warrants One [Member]	Dec. 31, 2012 Warrants Two [Member]	Mar. 13, 2012 Warrants Two [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Dec. 31, 2012 Hycet [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Warrants Issued During Period Warrants New Issues														$ 3,300,000	$ 3,300,000	$ 12,000,000	$ 12,000,000
Contingent Potential Cash Payment	1,000,000	1,000,000		1,000,000
Sales Revenue, Goods, Gross															40,000,000
Percentage Of Debt Instrument Periodic Payment				25.00%
Debt Instrument, Interest Rate, Stated Percentage				7.50%
Amortization of Intangible Assets					660,000
Class Of Warrant Or Right Exercisable										2,200,000	2,200,000	1,100,000	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										7.44	7.44	11.00	11.00
Business Combination Commitment Percentage	100.00%			100.00%
Fair Value Inputs, Discount Rate			20.00%	20.00%														13.00%
Fair Value Inputs, Cap Rate			100.00%	72.00%
Finite-lived Intangible Assets Acquired							47,309,000		1,973,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									3 years
Acquisition Costs, Period Cost				635,000
Adjustment Elimination Of Transaction Cost				600,000
Amortization		25,000
Business Acquisition, Revenue Recognized				14,400,000
Remeasurement of acquisition liabilities			(28,135,000)	18,834,000	0
Asset Impairment Charges				4,300,000
Impairment of assets			0	7,170,000	0
Future Probability Deferred Compensation Payments				57,900,000
Deferred Tax Liabilities, Gross, Total			16,534,000	19,087,000	258,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				40.00%
Goodwill			18,491,000	18,491,000		18,491,000
Gain (Loss) on Disposition of Intangible Assets								$ 100,000